UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Basswood Partners, L.L.C.

Address:  645 Madison Avenue-10th Floor
          New York, New York 10022


13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500


Signature, Place and Date of Signing:


/s/ Matthew Lindenbaum            New York, New York              5/15/03
----------------------            ------------------              -------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                             Form 13F SUMMARY PAGE
                                 March 31, 2003

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:    88

Form 13F Information Table Value Total:    $645,670
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.   Form 13F File Number    Name
            1     28-                           Basswood Capital Management,
                                                LLC

            2     28-                           Bennett Lindenbaum

            3     28-                           Matthew Lindenbaum

                          FORM 13F INFORMATION TABLE



                                                                                     Item 6:             Item 7:
Item 1:                    Item 2:    Item 3:     Item 4:        Item 5:             Shared              Managers
                           Title of   CUSIP       Fair Mkt Value Shares or     Sole  As Defined   Shared See       Sole  Shared None
Name of Issuer             Class      Number      USD (x$1000)   Principal Amt       in Instr. V  Other  Inst. V
--------------             --------   ------      -------------- ------------- ----  -----------  ------ --------  ----  ------ ----

Accenture Ltd              Common     013330972    1,462            94,340               X               1,2,3           X
Amazon.com Inc.            Common     023135106      310            11,900               X               1,2,3           X
American International
 Group, Inc.               Common     026874107      643            13,000               X               1,2,3           X
Ameritrade Holding Corp.   Common     03074K100      227            45,700               X               1,2,3           X
Astoria Financial Corp.    Common     046265104   18,174           776,684               X               1,2,3           X
Avalonbay Communities Inc. Common     053484101    2,793            75,700               X               1,2,3           X
Banc One Corp.             Common     06423A103   20,271           585,532               X               1,2,3           X
Bank of New York           Common     064057102   13,820           674,165               X               1,2,3           X
Bay View Capital Corp.     Common     07262L101      507            92,992               X               1,2,3           X
Bear Stearns               Common     073902108   31,113           474,289               X               1,2,3           X
Beazer Homes               Common     07556Q105    3,250            55,257               X               1,2,3           X
Boston Properties Inc.     Common     101121101    3,012            79,480               X               1,2,3           X
Brookfield Property Corp.  Common     112900105    5,319           270,700               X               1,2,3           X
Burlington Northern
  Santa Fe                 Common     12189T104    6,440           258,630               X               1,2,3           X
Capital One Financial Corp.Common     14040H105    2,331            77,685               X               1,2,3           X
CEC Entertainment Inc.     Common     125137109    1,235            45,390               X               1,2,3           X
Cemex S A                  Common     151290889    2,925           167,700               X               1,2,3           X
Centex Construction Prods  Common     15231R109    1,444            40,100               X               1,2,3           X
Centex Corp                Common     152312104   19,557           359,762               X               1,2,3           X
Charles Schwab Corp.       Common     808513105    1,281           177,391               X               1,2,3           X
Children's Place Retl Strs Common     168905107      841            91,350               X               1,2,3           X
Citigroup Inc.             Common     172967101   29,493           856,099               X               1,2,3           X
City National Corp.        Common     178566105    7,511           170,928               X               1,2,3           X
Clayton Homes Inc          Common     184190106      904            81,850               X               1,2,3           X
Comerica, Inc.             Common     200340107    6,138           162,025               X               1,2,3           X
Community State Bank       Common     12629D107    1,463            53,796               X               1,2,3           X
Countrywide Financial
 Corporation               Common     222372104   32,515           565,472               X               1,2,3           X
D. R. Horton, Inc.         Common     23331A109   18,745           976,280               X               1,2,3           X
Dell Computer Corp         Common     247025109      863            31,610               X               1,2,3           X
Duane Reade Inc.           Common     263578106      708            55,800               X               1,2,3           X
E*Trade Group, Inc.        Common     269246104      223            52,900               X               1,2,3           X
Edwards A G Inc.           Common     281760108    2,026            78,221               X               1,2,3           X
Federal National Mortgage  Common     313586109   11,015           168,555               X               1,2,3           X
Federated Investors Inc.   Common     314211103    5,525           217,101               X               1,2,3           X
Fidelity National
 Financial Inc.            Common     316326107    9,575           280,395               X               1,2,3           X
Fifth Third Bancorp        Common     316773100    4,702            93,607               X               1,2,3           X
Financial Federal Corp.    Common     317492106      364            19,041               X               1,2,3           X
Finova Corp.               Common     317928109        7            92,912               X               1,2,3           X
First Niagara Financial    Common     33582V108    1,449           123,350               X               1,2,3           X
Fleetboston Financial
  Corp.                    Common     339030108   23,273           974,590               X               1,2,3           X
Freddie Mac                Common     313400301   10,858           204,490               X               1,2,3           X
General Electric Co.       Common     369604103    1,710            67,051               X               1,2,3           X
Golden West Financial
  Corp.                    Common     381317106    2,914            40,515               X               1,2,3           X
Greenpoint Financial Corp. Common     395384100    3,401            75,900               X               1,2,3           X
IMC Mortgage Co.           Common     449923101        -           229,516               X               1,2,3           X
JLG Industries Inc.        Common     466210101    1,003           212,460               X               1,2,3           X
LaFarge North America,
  Inc.                     Common     505862102    7,792           268,220               X               1,2,3           X
Lennar Corp.               Common     526057104    4,483            83,710               X               1,2,3           X
Martin Marietta Matl Inc   Common     573284106    4,476           162,110               X               1,2,3           X
MBNA Corp.                 Common     55262L100   11,846           787,083               X               1,2,3           X
Meritage Corp              Common     59001A102    3,296            98,289               X               1,2,3           X
Merrill Lynch Co.          Common     590188108   14,935           421,898               X               1,2,3           X
MGIC Invt Corp             Common     552848103    2,101            53,503               X               1,2,3           X
Monaco Coach Group         Common     60886R103    2,697           260,320               X               1,2,3           X
Moody's Corp.              Common     615369105   16,039           346,950               X               1,2,3           X
Nasdaq 100 Financial Trust Common     631100104      866            34,295               X               1,2,3           X
National City Corp.        Common     635405103      327            11,728               X               1,2,3           X
National R V Hldgs Inc.    Common     637277104      648           137,345               X               1,2,3           X
NCI Building Systems Inc.  Common     628852105    1,462            94,261               X               1,2,3           X
Neiman Marcus Grp Inc      Common     640204202    2,988           103,084               X               1,2,3           X
Nextcard, Inc.             Common     65332K107        5           430,235               X               1,2,3           X
Pacific Capital Bancorp    Common     69404P101    2,216            73,982               X               1,2,3           X
Paychex Inc.               Common     704326107    1,205            43,860               X               1,2,3           X
Principal Finl Group Inc.  Common     74251V102    2,320            85,480               X               1,2,3           X
Protective Life Corp       Common     743674103    2,942           103,037               X               1,2,3           X
Prudential Financial Inc.  Common     744320102      936            32,000               X               1,2,3           X
Pulte Homes Inc.           Common     745867101   26,735           533,095               X               1,2,3           X
Raymond James Financial,
  Inc.                     Common     754730109    3,098           119,740               X               1,2,3           X
Royal Caribbean Cruises
  Ltd                      Common     010775124    5,749           382,480               X               1,2,3           X
S&P Depository Receipts    Common     78462F103    1,673            19,740               X               1,2,3           X
Sovereign Bancorp          Common     845905108   32,824         2,369,935               X               1,2,3           X
TCF Financial Corp.        Common     872275102   14,761           368,659               X               1,2,3           X
Toll Brothers Inc.         Common     889478103   46,093         2,388,216               X               1,2,3           X
Triumph Group Inc.         Common     896818101      769            34,240               X               1,2,3           X
UnionBancal Corp.          Common     908906100    9,003           228,388               X               1,2,3           X
United Companies
 Financial Corp.           Common     909870107        1           150,305               X               1,2,3           X
United Rentals Inc         Common     911363109    1,954           203,100               X               1,2,3           X
US Bancorp                 Common     902973304   22,772         1,199,815               X               1,2,3           X
US Freightways Corp        Common     916906100    5,375           212,383               X               1,2,3           X
Vornado Realty Trust       Common     929042109    2,621            73,200               X               1,2,3           X
Vulcan Materials Co        Common     929160109    2,143            70,900               X               1,2,3           X
Wachovia Corp.             Common     929903102    2,254            66,162               X               1,2,3           X
Washington Mutual          Common     939322103   20,914           592,955               X               1,2,3           X
WCI Communities Inc        Common     92923C104      191            18,260               X               1,2,3           X
Wells Fargo & CO           Common     949746101   29,883           664,218               X               1,2,3           X
Westamerica Banc           Common     957090103    2,387            60,451               X               1,2,3           X
Winnebago Inds Inc.        Common     974637100    4,801           176,510               X               1,2,3           X
Zions Bancorp              Common     989701107   12,749           298,020               X               1,2,3           X

Total                                          $ 645,670










00705.0010 #404757